Securities Act File No. 33-67852
                                               Securities Act File No. 002-34552
                                               Securities Act File No. 333-33445
                                                  Securities Act File No. 33-847


                            PILGRIM U.S. EQUITY FUNDS
                          PILGRIM EQUITY & INCOME FUNDS

                         Supplement dated August 1, 2001
               to the Class A, B, C, M and T U.S. Equity Funds and
                        Equity & Income Funds Prospectus
                                dated May 1, 2001


1.   CHANGE IN SUB-ADVISER FOR PILGRIM RESEARCH ENHANCED INDEX FUND

     Effective August 1, 2001, Aeltus Investment Management, Inc. became the sub-adviser to the Pilgrim Research Enhanced Index Fund.

     The information under "Management of the Funds -- Sub-Advisers -- Research Enhanced Index Fund" on page 48 of the Prospectus is replaced with the following text:

     Aeltus Investment Management, Inc. ("Aeltus") serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2001, Aeltus managed over $41 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

     Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Pilgrim Research Enhanced Index Fund.

     Mr. Whelan has served as co-manager of the Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999.
     Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

     Mr. Cote has served as co-manager of the Fund since August 1, 2001. At Aeltus, Mr. Cote has served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

2.   CHANGES IN INVESTMENT STRATEGIES OF PILGRIM RESEARCH ENHANCED INDEX FUND

     Effective August 1, 2001, the disclosure on page 8 of the Prospectus under "Investment Strategy" is deleted in its entirety and replaced with the following disclosure:

     The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
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     In  managing  the Fund,  the  portfolio  managers  attempt to  achieve  the investment objective by overweighting those stocks in the S&P 500 Index that the portfolio managers believe will outperform the index, and underweighting (or avoiding altogether) those stocks that the portfolio
     managers  believe  will   underperform  the  index.  In  determining  stock
     weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

     The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

3.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM MAGNACAP FUND

     Effective June 18, 2001, the following disclosure replaces the disclosure under "Management of the Funds -- MagnaCap Fund" on page 47 of the Prospectus:

     Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of MagnaCap Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

     Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to present, Mr. Kornblue has served as Director of Value Strategies at ING Pilgrim. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.

4.   CHANGE IN NAME FOR PILGRIM BANK AND THRIFT FUND

     Effective May 21, 2001, Pilgrim Bank and Thrift Fund changed its name to Pilgrim Financial Services Fund. References in the Prospectus to "Bank and Thrift Fund" are each replaced by "Financial Services Fund."

5. CHANGE IN DESCRIPTION OF INVESTMENT OBJECTIVE, INVESTMENT STRATEGY, AND RISKS FOR PILGRIM BANK AND THRIFT FUND

     Effective  May  21,  2001,  the  following   disclosure  will  replace  the
disclosure under "Pilgrim Bank and Thrift Fund " on page 26 of the Prospectus:

     PILGRIM FINANCIAL SERVICES FUND

     OBJECTIVE

     The Fund seeks long-term capital appreciation.

     INVESTMENT STRATEGY

     The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of companies engaged in financial services. The equity securities in which the Fund invests are normally common stock, but may also include preferred stock, warrants, and convertible securities.

     Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing, or managing commodities; companies that invest significantly in or deal in, financial instruments; government-sponsored financial enterprises; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

     The Fund may invest the remaining 35% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.

     RISKS

     You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

     Price Volatility - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- to medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

     Market Trends - from time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

     Risks of Concentration - because the Fund's investments are concentrated in financial services industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Fund could underperform funds that have greater industry diversification.

     Changes in Interest Rates - because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in response to changes in interest rates and general economic conditions, the value of the Fund's securities may fall when interest rates rise.

     Illiquid Securities - if a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

     Risks of Foreign Investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     Debt Securities - the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

6.   REOPENING OF PILGRIM SMALLCAP OPPORTUNITIES FUND

     Pilgrim SmallCap Opportunities Fund was closed to new investors from February 29, 2000 to May 10, 2001. On May 9, 2001, the Board of Trustees of the Fund voted to reopen the Fund effective May 10, 2001. All references to the Fund being closed to new investors are hereby deleted from the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE